10-K Notes payable - Narrative - Senior Secured Notes – 2029 (Details) $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
		Feb. 18, 2026 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) [3]	Dec. 15, 2021
Notes payable
Exchanged portion of Senior Secured Notes - 2026 for Senior Secured Notes - 2029	[1],[2]			$ 142,202	$ 0
Unamortized deferred financing costs and debt discounts				8,239		$ 6,071	$ 10,783
Payments of debt issuance costs				7,009	950	950	456	$ 0
(Loss) gain on extinguishment of debt				4,289	$ (1,487)	$ (1,685)	$ (257)	$ (2,065)
Senior Secured Notes – 2029
Notes payable
Gross proceeds		$ 500,000
Repayments of debt		314,600
Payment of accrued interest		6,500
Exchanged portion of Senior Secured Notes - 2026 for Senior Secured Notes - 2029		$ 142,200
Fixed charge coverage ratio		2.5
Consolidated debt to consolidated EBITDA ratio		4
Debt secured		$ 100,000
Consolidated secured debt to consolidated EBITDA ratio		3
Extinguishment of debt, amount		$ 78,800
Unamortized deferred financing costs and debt discounts		1,800
Deferred financing cost, written off		2,900
Debt issuance costs net		8,100
Payments of debt issuance costs		1,500
Debt issuance costs, gross		6,600
(Loss) gain on extinguishment of debt		$ 4,500
Interest rate		100.00%
Senior Secured Notes – 2029 | Related Party
Notes payable
Amounts of transaction				$ 1,000
Senior Secured Notes – 2026
Notes payable
Gross proceeds			$ 475,000
Repayments of debt		$ 314,600
Exchanged portion of Senior Secured Notes - 2026 for Senior Secured Notes - 2029		142,200
Fixed charge coverage ratio									2.5
Consolidated debt to consolidated EBITDA ratio									4
Consolidated secured debt to consolidated EBITDA ratio									3
Unamortized deferred financing costs and debt discounts		$ 4,700

[1]	(1) The remaining outstanding balance of the Senior Secured Notes – 2026* of $142.2 million was exchanged on a non-cash basis for Senior Secured Notes – 2029*.
[2]	*as defined herein
[3]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.